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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                NUMBER OF
                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.7%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.0%
Bed Bath & Beyond, Inc.                                         1,550,226                $    43,561  (a)
Cablevision Systems Corp.                                         373,778                      8,447  (a)
Carnival Corp.                                                    741,706                     24,447
Comcast Corp. (Class A)                                         4,119,078                     77,274
Darden Restaurants, Inc.                                          186,941                      5,971
Kohl's Corp.                                                      224,018                      8,970  (a)
Liberty Global, Inc. (Series C)                                   380,238                     11,544  (a)
Liberty Media Entertainment Corp. (Series A)                      803,488                     19,469  (a)
Lowe's Companies, Inc.                                          1,606,813                     33,341
News Corp. (Class A)                                              746,728                     11,231
Omnicom Group, Inc.                                             1,641,137                     73,654
O'Reilly Automotive, Inc.                                          54,275                      1,213  (a)
Staples, Inc.                                                     452,984                     10,758
Target Corp.                                                      324,829                     15,101
The Walt Disney Co.                                               384,567                     11,998
Time Warner, Inc.                                               2,886,742                     42,724
Viacom Inc. (Class B)                                             496,579                     15,166  (a)
                                                                                             414,869

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                577,366                     15,167
Altria Group, Inc.                                                522,713                     10,747
Clorox Co.                                                        384,566                     20,074
Diageo PLC ADR                                                    171,748                     12,687
General Mills, Inc.                                               559,926                     34,027
Kimberly-Clark Corp.                                            1,127,060                     67,376
McCormick & Company, Inc.                                         809,215                     28,857
Nestle S.A. ADR                                                   132,825                     14,989
Pepsi Bottling Group, Inc.                                        309,894                      8,652
PepsiCo, Inc.                                                   1,649,220                    104,874
Procter & Gamble Co.                                              515,238                     31,332
Sara Lee Corp.                                                    504,042                      6,175
The Estee Lauder Companies Inc. (Class A)                         392,033                     18,210
Wal-Mart Stores, Inc.                                             786,410                     44,196
                                                                                             417,363

ENERGY - 12.2%
Apache Corp.                                                      141,879                     19,721
Devon Energy Corp.                                                131,676                     15,822
Exxon Mobil Corp.                                               1,115,762                     98,332
Halliburton Co.                                                   545,110                     28,929
Hess Corp.                                                        362,191                     45,705
Marathon Oil Corp.                                                969,008                     50,262
Nabors Industries Ltd.                                            325,976                     16,048  (a)
National Oilwell Varco, Inc.                                      149,347                     13,250  (a)
Schlumberger Ltd.                                                 806,315                     86,622
Suncor Energy, Inc.                                               621,848                     36,142
Transocean, Inc.                                                  542,002                     82,596
Valero Energy Corp.                                               298,694                     12,300
                                                                                             505,729

FINANCIALS - 11.7%
ACE Ltd.                                                          427,863                     23,571
Allstate Corp.                                                    168,014                      7,660
American Express Co.                                              616,933                     23,240
Ameriprise Financial, Inc.                                        669,220                     27,217
AON Corp.                                                         406,967                     18,696
Bank of New York Mellon Corp.                                     578,715                     21,893
Berkshire Hathaway, Inc. (Class B)                                    741                      2,973  (a)
BlackRock, Inc.                                                    37,336                      6,608
CB Richard Ellis Group, Inc. (Class A)                            983,429                     18,882  (a)
Chubb Corp.                                                       384,565                     18,848
Citigroup, Inc.                                                 1,608,244                     26,954
CME Group Inc.                                                     38,919                     14,913
Federal National Mortgage Assoc.                                  522,075                     10,186
Goldman Sachs Group, Inc.                                         250,966                     43,894
HCC Insurance Holdings, Inc.                                      255,203                      5,395
JP Morgan Chase & Co.                                           1,450,404                     49,763
Marsh & McLennan Companies, Inc.                                  261,356                      6,939
Metlife, Inc.                                                     911,152                     48,082
Prudential Financial, Inc.                                         74,674                      4,461
State Street Corp.                                              1,068,673                     68,384  (e)
SunTrust Banks, Inc.                                              404,660                     14,657
US Bancorp.                                                       467,172                     13,029
Wachovia Corp.                                                    476,495                      7,400
                                                                                             483,645

HEALTHCARE - 13.8%
Abbott Laboratories                                               822,715                     43,579  (h)
Aetna, Inc.                                                       599,977                     24,317
Amgen, Inc.                                                     2,033,879                     95,918  (a)
Baxter International, Inc.                                        436,367                     27,901
Boston Scientific Corp.                                         2,231,526                     27,425  (a)
Bristol-Myers Squibb Co.                                          832,602                     17,093
Covidien Ltd.                                                     546,469                     26,170
Genentech Inc.                                                    679,733                     51,592  (a)
Gilead Sciences, Inc.                                             481,046                     25,471  (a)
Hologic, Inc.                                                   1,040,286                     22,678  (a)
Johnson & Johnson                                                 338,044                     21,750
McKesson Corp.                                                    336,028                     18,787
Medtronic, Inc.                                                   687,386                     35,572
Merck & Company, Inc.                                             793,269                     29,898
Resmed, Inc.                                                      469,461                     16,779  (a)
Thermo Fisher Scientific, Inc.                                    114,291                      6,369  (a)
UnitedHealth Group, Inc.                                        1,372,461                     36,027
Wyeth                                                             906,313                     43,467
                                                                                             570,793

INDUSTRIALS - 7.1%
ABB Ltd. ADR                                                      494,232                     13,997  (a)
CAE, Inc.                                                       2,087,108                     23,699
Cooper Industries Ltd.                                            589,241                     23,275
Deere & Co.                                                       138,144                      9,964
Dover Corp.                                                        94,308                      4,562
Eaton Corp.                                                       287,983                     24,470
Emerson Electric Co.                                              419,415                     20,740
General Dynamics Corp.                                            263,177                     22,160
Hexcel Corp.                                                      540,646                     10,434  (a)
Honeywell International Inc.                                      190,500                      9,578
ITT Corp.                                                         201,616                     12,768
Koninklijke Philips Electronics N.V.                              145,651                      4,923
Monster Worldwide, Inc.                                           565,569                     11,656  (a)
Rockwell Collins, Inc.                                             93,341                      4,477
Siemens AG ADR                                                     48,537                      5,345
Suntech Power Holdings Company Ltd. ADR                           156,814                      5,874  (a)
Textron, Inc.                                                   1,196,822                     57,364
United Technologies Corp.                                         419,055                     25,856
                                                                                             291,142

INFORMATION TECHNOLOGY - 23.9%
Affiliated Computer Services, Inc. (Class A)                      242,687                     12,981  (a)
Analog Devices, Inc.                                              392,032                     12,455
Automatic Data Processing, Inc.                                   467,742                     19,598
Cisco Systems, Inc.                                             5,221,322                    121,448  (a)
Cognizant Technology Solutions Corp.                               94,034                      3,057  (a)
(Class A)
Corning Incorporated                                              907,927                     20,928
Dell, Inc.                                                        421,902                      9,231  (a)
Fidelity National Information Services,                           558,657                     20,620
Inc.
Google, Inc. (Class A)                                             59,739                     31,448  (a)
Hewlett-Packard Co.                                             1,072,949                     47,435
Intel Corp.                                                     4,250,133                     91,293
International Business Machines Corp.                             212,815                     25,225
Intuit Inc.                                                     1,338,718                     36,908  (a)
Iron Mountain Incorporated                                        833,426                     22,127  (a)
Lam Research Corp.                                                265,089                      9,583  (a)
Maxim Integrated Products, Inc.                                   574,545                     12,152
Microchip Technology Inc.                                          74,669                      2,280
Microsoft Corp.                                                 4,150,088                    114,169
Molex, Inc. (Class A)                                             815,208                     18,676
National Semiconductor Corp.                                      425,634                      8,743
Oracle Corp.                                                    3,551,450                     74,580  (a)
Paychex, Inc.                                                   1,235,594                     38,649
QUALCOMM, Inc.                                                  2,023,140                     89,767
Research In Motion Ltd.                                           304,653                     35,614  (a)
Taiwan Semiconductor Manufacturing                              1,082,756                     11,813  (a)
Company Ltd. ADR
Texas Instruments Incorporated                                    686,990                     19,346
Western Union Co.                                               2,896,491                     71,601
Yahoo! Inc.                                                       240,362                      4,966  (a)
                                                                                             986,693

MATERIALS - 4.2%
Alcoa, Inc.                                                       330,429                     11,770
Allegheny Technologies Incorporated                               614,047                     36,401
Barrick Gold Corp.                                                507,618                     23,097
Dow Chemical Co.                                                  175,482                      6,126
Freeport-McMoRan Copper & Gold, Inc.                              197,854                     23,187
Monsanto Co.                                                      357,168                     45,160
Praxair, Inc.                                                     181,410                     17,096
Vulcan Materials Co.                                              149,708                      8,950
                                                                                             171,787

TELECOMMUNICATION SERVICES - 2.8%
American Tower Corp. (Class A)                                    176,461                      7,456  (a)
AT&T, Inc.                                                        235,219                      7,925
NII Holdings Inc. (Class B)                                     1,179,192                     56,000  (a)
Verizon Communications, Inc.                                    1,002,224                     35,479
Vodafone Group, PLC ADR                                           224,019                      6,600
                                                                                             113,460

UTILITIES - 2.9%
American Electric Power Company, Inc.                             384,565                     15,471
Dominion Resources, Inc.                                          976,371                     46,368
Edison International                                              403,233                     20,718
Entergy Corp.                                                     104,542                     12,595
FPL Group, Inc.                                                   202,221                     13,262
PG&E Corp.                                                        250,680                      9,950
                                                                                             118,364

TOTAL INVESTMENT IN SECURITIES                                                             4,073,845
(COST $4,062,870)

                                                                PRINCIPAL
                                                                   AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.2%
State Street Corp.
1.00%                                                         $    51,300                 $   51,300  (d,e)
(COST $51,300)

TOTAL INVESTMENTS                                                                          4,125,145
(COST $4,114,170)

OTHER ASSETS AND LIABILITES, NET - 0.1%                                                        3,713
                                                                                          ----------
NET ASSETS  - 100.0%                                                                      $4,128,858
                                                                                          ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $164,204 or 6.58% of net assets for the GE S&S Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rat at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l)      Illiquid Securities

+        Percentages are based on net assets as of June 30, 2008.

**       Par value less than 500

Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Program Mutual Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$4,073,845      $51,300       $-            $4,125,145
Other Financial
   Instruments  $-              $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 06/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 18, 2008